Summary of Principal Accounting Policies - VIE percentages (Details) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable interest entity
Number of terms in arrangements to provide financial support to VIEs	0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE	61.00%	62.00%	31.00%
Percentage of consolidated net income contributed by VIE	(11.00%)	8.00%	105.00%
Percentage of consolidated total assets contributed by VIE	29.00%	34.00%